INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 25,600,000
State net operating loss carryforwards	$ 27,800,000
Limitation percentage	80.00%
Income tax penalties and interest accrued	$ 0